Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Net operating revenue	$ 155,763	$ 159,013	$ 164,033	$ 149,062			$ 627,871	$ 592,253	$ 785,458
Total cost of services	137,978	136,117	128,581	131,121			533,797	488,846	607,199
Selling, general and administrative expenses	29,897	30,795	26,391	24,726			111,809	104,320	119,221
Goodwill and intangible asset impairment charges	0	508,972	453,331	0	$ 453,331		962,303	0	0
Operating (loss) income	(12,112)	(516,871)	(444,270)	(6,785)	(451,055)		(980,038)	(913)	59,038
Loss before taxes	(3,691)	(362,107)	(458,857)	(28,333)	(487,190)		(852,988)	1,767	(34,270)
Income tax benefit	(5,381)	(35,333)	(19,731)	(10,515)	(30,246)	$ (65,600)	(70,960)	2,065	(44,019)
Net (loss) income	1,690	(326,774)	(439,126)	(17,818)	(456,944)	$ (783,700)	(782,028)	(298)	9,749
Net (loss) income attributable to non-controlling interest	869	(2,109)	(3,769)	1,309			(3,700)	5,073	4,400
Net (loss) income	$ 821	$ (324,665)	$ (435,357)	$ (19,127)	$ (454,484)		$ (778,328)	$ (5,371)	$ 5,349
(Loss) earnings per share of Class A common stock:
Basic (in dollars per share)	$ 0.00	$ (1.65)	$ (3.12)	$ (0.15)	$ (3.39)	$ (5.02)	$ (4.69)	$ (0.04)	$ 0.04
Diluted (in dollars per share)	$ 0.00	$ (1.65)	$ (3.12)	$ (0.15)	$ (3.39)		$ (4.69)	$ (0.04)	$ 0.04
Weighted average shares outstanding:
Basic (in shares)	197,285	196,996	139,553	128,286			165,805	128,286	128,286
Diluted (in shares)	197,446	196,996	139,553	128,286			165,805	128,286	128,286